Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Mar. 31, 2017
Stockholders' Equity (Deficit) [Abstract]
Schedule of warrant activities

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, April 1, 2016	3,600,000	$0.045	3.21
Granted	1,162,500	0.005	2.21
Exercised	(1,162,500)	0.005	4.24
Forfeited/expired	-	-	-
Balance outstanding, March 31, 2016	3,600,000	0.050	4.16
Granted	6,416,712	0.007	2.91
Exercised	(9,866,712)	0.022	3.15
Forfeited/expired	-	-	-
Balance outstanding, March 31, 2017	150,000	$0.010	2.99
Exercisable, March 31, 2017	150,000	$0.010	2.99